SHARE-BASED COMPENSATION - Schedule of Shares Activitiy (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangements [Roll Forward]
Redeemed (in shares)	(544,092)
Ending balance (in shares)	713,876
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Beginning balance (in shares)	1,380,685	2,244,738
Granted (in shares)	471,732	718,566
Redeemed (in shares)	(733,252)	(1,436,017)
Forfeited (in shares)	0	(146,602)
Ending balance (in shares)	1,119,165	1,380,685
ESVP
Share-based Payment Arrangements [Roll Forward]
Beginning balance (in shares)	2,660,066	5,274,478
Granted (in shares)	1,833,916	1,626,590
Redeemed (in shares)	(1,363,556)	(3,721,568)
Forfeited (in shares)	(281,466)	(519,434)
Ending balance (in shares)	2,848,960	2,660,066
PSUs
Share-based Payment Arrangements [Roll Forward]
Beginning balance (in shares)	1,623,248	2,713,176
Granted (in shares)	1,295,268	888,834
Redeemed (in shares)	(812,324)	(1,627,028)
Forfeited (in shares)	0	(351,734)
Ending balance (in shares)	2,106,192	1,623,248
DSUs
Share-based Payment Arrangements [Roll Forward]
Beginning balance (in shares)	1,728,423	1,745,879
Granted (in shares)	223,447	231,464
Redeemed (in shares)	0	(248,920)
Forfeited (in shares)	0	0
Ending balance (in shares)	1,951,870	1,728,423